Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 3,492	$ 3,611	$ 3,900
Reduction of cost and accumulated depreciation	$ 1,621	$ 868	$ 861